Non-current assets right of use (ROU) (Details Narrative)	12 Months Ended
Dec. 31, 2023 EUR (€)
Non-current Assets Right Of Use
Annual lease payment	€ 13,967
Monthly lease payment	€ 1,164
Lease, description	lease payment will remain fixed for the four (4) years
Operating lease discount rate	6.25%
Operating lease liability	€ 49,320
Net present value of right of use asset and liability	27,200
Lease liability current	12,600
Long term liability	€ 14,600